Document and Entity Information	Aug. 19, 2022
Cover [Abstract]
Document Type	N-2/A
Securities Act File Number	333-265695
Entity Registrant Name	STELLUS CAPITAL INVESTMENTCORPORATION
Entity Address, State or Province	TX
Entity Address, Address Line One	4400 Post Oak Parkway, Suite 2200
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	292-5400
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Central Index Key	0001551901
Amendment Flag	false